Funded Status of Postretirement Health-Care and Life Insurance Plans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 29, 2013	Jun. 30, 2012	Jul. 02, 2011	Jul. 02, 2012	Jun. 01, 2011
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Net Periodic Benefit Cost		$ (12)
Document Fiscal Year Focus	2013
Segment Reporting Information, Intersegment Revenue	0	(6)	(12)
Beginning of year	1,680			1,680	1,377
Service cost	11	9
Postretirement Medical, Interest Cost	70	73
Net benefits paid	81	73
Postretirement Medical Defined Benefit Plan, Actuarial Gain (Loss)	(123)	294
End of year	1,562	1,680		1,680	1,377
Fair value of plan assets	1,439	1,515		1,515	1,259
Postretirement Medical Defined Benefit Plan, Funded Status of Plan	(123)	(165)
Accrued liabilities	(5)	(4)
Postretirement Mdeical Other liabilities	119	166
Unamortized prior service credit	7	7
Unamortized net actuarial loss	228	263
Total	235	270
Net Periodic Benefit Cost and Funded Status [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Net Periodic Benefit Cost	(3)	(3)	(2)
Postretirement Medical, Interest Cost	4	3	5
Postretirement Medical And Life Insurance
Defined Benefit Plan Disclosure [Line Items]
Beginning of year	101			101	84
Service cost	3	2
Postretirement Medical, Interest Cost	4	3
Net benefits paid	5	8
Plan participant contributions	1	2
Postretirement Medical Defined Benefit Plan, Actuarial Gain (Loss)	(14)	18
End of year	90	101		101	84
Fair value of plan assets	1	1
Postretirement Medical Defined Benefit Plan, Funded Status of Plan	(89)	(100)
Accrued liabilities	6	6
Postretirement Mdeical Other liabilities	(83)	(94)
Total liability recognized	89	100
Unamortized prior service credit	(20)	(29)
Unamortized net actuarial loss	10	25
Unamortized net initial asset	0	(1)
Total	$ (10)	$ (5)